Segment Information - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) Segment	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	3	3
Number of operating segments | Segment	0	0
Segment assets	$ 0
Assets	963,207	$ 563,387	$ 392,844
Non-US
Segment Reporting Information [Line Items]
Assets	$ 0	$ 0